Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Self-insured retention amount associated with general liability claims	$ 1
Additional self-insured retention amount of general liability	$ 4